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                              MFS(R) SERIES TRUST I
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000



                                        January 4, 1999

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of:
                    MFS(R) Cash Reserve Fund ("MCF")
                    MFS(R) Global Asset Allocation Fund ("MAA")
                    MFS(R) Core Growth Fund ("CGF")
                    MFS(R) Special Opportunities Fund ("SOF")
                    MFS(R) Convertible Securities Fund ("CSF")
                    MFS(R) Blue Chip Fund ("BCF")
                    MFS(R) Science and Technology Fund ("SCT")
                    MFS(R) New Discovery Fund ("NDF")
                    MFS(R) Research Growth and Income Fund ("RGI")
                    MFS(R) Equity Income Fund ("EIF")
                    MFS(R) Research International Fund ("RIF")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 33 for MCF, MAA, CGF, SOF, CSF, BCF, SCT, NDF, RGI, EIF and RIF (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 30, 1998 for MCF, MAA, CGF, SOF, CSF, BCF, SCT, NDF, RGI, EIF and RIF.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn